LONG-TERM DEBT, EXCLUDING CURRENT MATURITIES (Schedule Of Long-Term Debt) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Long-term debt	$ 4,627	$ 1,865
Less - current maturities (trade payables)	(502)	(370)
Long-term debt, excluding current maturities	4,125	1,495
NIS [Member]
Debt Instrument [Line Items]
Long-term debt	$ 4,627	1,659
NIS [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate	3.10%
NIS [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate	3.35%
EURO [Member]
Debt Instrument [Line Items]
Long-term debt	$ 0	$ 206